Note 25 Equity impact (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity impact [Line Items]
Total impact on equity debit credit	€ 375	€ 132	€ 314
Defined benefit plans equity impact [Member]
Equity impact [Line Items]
Total impact on equity debit credit	210	218	302
Post employment medical benefits equity impact [Member]
Equity impact [Line Items]
Total impact on equity debit credit	€ 165	€ (86)	€ 12